Consolidated statement of financial position - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Non-current assets
Goodwill	£ 9,847	£ 9,532
Other intangible assets	3,604	3,272
Property, plant and equipment	64,433	57,532
Other non-current assets	567	303
Pension assets	2,645	3,885
Financial and other investments	859	830
Investments in joint ventures and associates	1,300	1,238
Derivative financial assets	276	305
Total non-current assets	83,531	76,897
Current assets
Inventories and current intangible assets	876	511
Trade and other receivables	3,883	3,715
Current tax assets	43	106
Financial and other investments	2,605	3,145
Derivative financial assets	153	282
Cash and cash equivalents	163	204
Assets held for sale	1,443	10,000
Total current assets	9,166	17,963
Total assets	92,697	94,860
Current liabilities
Borrowings	(2,955)	(12,121)
Derivative financial liabilities	(222)	(144)
Trade and other payables	(5,068)	(4,915)
Contract liabilities	(252)	(130)
Current tax liabilities	(236)	(32)
Provisions	(288)	(240)
Liabilities held for sale	(109)	(7,188)
Total current liabilities	(9,130)	(24,770)
Non-current liabilities
Borrowings	(40,030)	(33,344)
Derivative financial liabilities	(1,071)	(869)
Other non-current liabilities	(921)	(805)
Contract liabilities	(1,754)	(1,342)
Deferred tax liabilities	(7,181)	(6,765)
Pensions and other post-retirement benefit obligations	(694)	(810)
Provisions	(2,354)	(2,299)
Total non-current liabilities	(54,005)	(46,234)
Total liabilities	(63,135)	(71,004)
Net assets	29,562	23,856
Equity
Share capital	488	485
Share premium account	1,302	1,300
Retained earnings	31,608	26,611
Other equity reserves	(3,860)	(4,563)
Total shareholders’ equity	29,538	23,833
Non-controlling interests	24	23
Total equity	£ 29,562	£ 23,856